Unaudited Interim Condensed Consolidated Statements of Financial Position - USD ($)	Dec. 31, 2024	Jun. 30, 2024
Non- current assets
Intangible assets	$ 9,055,855	$ 8,975,518
Fixed assets	1,263,344	1,172,144
Goodwill	281,034	262,532
Right-of-use of assets	368,970	443,212
Prepayments	25,453	36,015
Other non-current receivables	10,842,105	10,149,079
Total non-current assets	21,836,761	21,038,500
Current assets
Cash and cash equivalents	1,929,911	5,389,928
Trade receivables	1,929,807	471,500
Other receivables	808,795	1,010,539
Prepayments	31,316	596,938
Inventories	4,844,773	6,279,519
Total current assets	9,544,602	13,748,424
TOTAL ASSETS	31,381,363	34,786,924
Equity
Share capital	401,272	385,641
Shares to be issued		3,068
Treasury shares	(1,232)	(1,232)
Share premium	70,152,421	69,159,382
Cost of own shares held	(303,768)	(303,768)
Cumulative translation adjustment	786,331	125,709
Equity settled share-based payment	2,039,743	3,382,343
Accumulated deficit	(70,278,189)	(65,935,383)
Total equity	2,796,578	6,815,760
Non-current liabilities
Accounts Payable	2,201,070	7,600,000
Financial debts	19,372,053	11,703,708
Other liabilities	71,515	196,511
Lease liability	166,153	248,532
Deferred tax liability	316,039	72,096
Total non-current liabilities	22,126,830	19,820,847
Current liabilities
Accounts payable	3,133,610	3,414,686
Financial debts	2,365,894	2,555,683
Other liabilities	494,578	1,451,093
Warrant liabilities	282,194	555,500
Lease liability	181,679	173,355
Total current liabilities	6,457,955	8,150,317
TOTAL LIABILITIES	28,584,785	27,971,164
TOTAL LIABILITIES AND EQUITY	$ 31,381,363	$ 34,786,924